Offerings	Jun. 26, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	$1,650,000,000 5.200% Guaranteed Notes due 2035
Amount Registered | shares	1,650,000,000
Proposed Maximum Offering Price per Unit	0.9964
Maximum Aggregate Offering Price	$ 1,644,126,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 251,715.69
Offering Note	Final prospectus supplement.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	$750,000,000 5.900% Guaranteed Notes due 2055
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.9973
Maximum Aggregate Offering Price	$ 748,005,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,519.57
Offering Note	See footnote 1 above.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of $1,650,000,000 5.200% Guaranteed Notes due 2055
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See footnote 1 above. Takeda Pharmaceutical Company Limited will fully and unconditionally guarantee the notes listed above. No separate consideration will be received therefor. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee is payable with respect to such guarantees.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of $750,000,000 5.900% Guaranteed Notes due 2055
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See footnotes 1 & 3 above.